Group Income Statement (Parenthetical) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Duty excise and other taxes levied on tobacco and tobacco related products	£ 38,553	£ 37,780	£ 32,136